Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consists of the following:

Description	June 30, 2018	December 31, 2017
	(Unaudited)
Computer equipment	$88,615	$88,615
Furniture and office equipment	136,955	136,955
Leasehold improvements	37,899	37,899
Tooling and molds	249,690	249,690
Website design	9,850	9,850
	523,009	523,009
Less: accumulated depreciation	(240,105)	(178,090)
Property and Equipment, net	$282,904	$344,919

Property and equipment consists of the following:

Description	December 31, 2017	December 31, 2016
Computer equipment	$88,615	$63,588
Furniture and office equipment	136,955	136,955
Leasehold improvements	37,899	-
Tooling and molds	249,690	242,690
Website design	9,850	9,850
	523,009	453,083
Less: accumulated depreciation	(178,090)	(58,463)
Property and Equipment, net	$344,919	$394,620